Operating expenses, net (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Operating Expenses [line items]
Operating expenses, net	$ 35,987	$ 76,155	$ 63,514
Exploration and advanced projects [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	33,669	62,643	51,694
Severance program [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	2,210	8,678	9,419
Cost of fixed assets sold [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	2,092	5,445	1,632
Tax fine [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	2,019	3,954	0
Write-off of fixed assets [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	1,204	0	1,368
Income from fixed asset sales [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	(8,088)	(4,821)	(2,235)
Others, net [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	$ 2,881	$ 256	$ 1,636